UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

September 30, 2013

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

INTERPUBLIC GROUP

1,182,700

20,318,786

AUTO PARTS & EQUIP.

AUTOZONE, INC*

27,700

11,709,621

AUTOMOTIVE

CARMAX, INC.*

600,000

29,082,000

BANKING

HOME BANCSHARES INC

500,000

15,185,000

M&T BANK CORP

95,000

10,632,400

BANK OF THE OZARKS

253,000

12,141,470

FIRST FINANCIAL HLDG

234,110

12,913,507

TCF FINANCIAL CORP

902,163

12,882,887

63,755,265

COMMERCIALSERVICES

McGRATH RENTCORP

347,000

12,387,900

DIVERSIFIEDMANUFACTURI

ILLINOIS TOOL WORKS

339,950

25,927,986

ELECTRONIC EQUIPMENT

FLIR SYSTEMS INC

391,128

12,281,419

ZEBRA TECHNOLOGY*

648,502

29,526,296

41,807,715

HEALTH CARE DISTRIBUTIO

PATTERSON COS INC

445,000

17,889,000

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

266,000

17,978,940

WATERS CORP*

125,000

13,276,250

31,255,190

HEALTH CARESERVICES

MEDNAX, INC*

388,200

38,975,280

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

13,428,775

INSURANCE AGENCY

BROWN & BROWN INC

1,409,696

45,251,241

INVESTMENTMANAGEMENT

FRANKLIN RESOURCES

480,000

24,264,000

LIFE INSURANCE

PROTECTIVE LIFE CORP

432,100

18,385,855

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

24,494,712

GRACO INC.

180,550

13,371,533

IDEX CORP.

771,750

50,356,687

88,222,932

OIL & GAS EXPLORATION

EOG RESOURCES, INC

191,000

32,332,480

EVOLUTION PETROLEUM*

285,646

3,216,373

SOUTHWESTERN ENERGY*

237,000

8,622,060

44,170,913

PROPERTY &CASUALTY INS

BERKSHIRE HATHAWAY*

226

38,512,660

LOEWS CORP

259,700

12,138,378

MARKEL CORPORATION*

64,850

33,577,384

WHITE MOUNTAINS INS

61,693

35,018,180

119,246,603

PUBLISHING

JOHN WILEY & SON

217,000

10,348,730

REAL ESTATEDEVELOPMENT

BROOKFIELD ASSET MGT

735,000

27,489,000

FOREST CITY ENTERPRI

244,700

4,634,618

32,123,618

RESTAURANTS

YUM! BRANDS, INC  .

350,600

25,029,334

RETAIL STORES

BED BATH & BEYOND*

345,600

26,735,616

ROSS STORES, INC

572,844

41,703,043

68,438,659

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

60,000

2,417,400

SPECIALTY CHEMICAL

SIGMA‐ALDRICH CORP.

60,000

5,118,000

TRANSPORTATION

FORWARD AIR CORP

389,233

15,705,551

KNIGHT TRANSPORT

576,900

9,530,388

25,235,939

UTILITIES/GAS

QUESTAR CORP

123,100

2,768,519

VETERINARY DIAGNOSTICS

VCA ANTECH INC.*

662,200

18,184,012

MONEY MARKETS

INVESCO SHORT TERM TREAS

69,356,204

69,356,204

FINAL TOTALS

905,099,482

September 30, 2013

FAM EQUITY‐INCOME

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

M&T BANK CORP

15,000

1,678,800

FIRST FINANCIAL HLDG

58,000

3,199,280

4,878,080

BEVERAGE ‐NONALCHOHOL

DR PEPPER SNAPPLE GR

30,800

1,380,456

COMMERCIAL SERVICES

McGRATH RENTCORP

136,264

4,864,624

COMPUTER SOFTWARE & SVC

CA, INC

50,000

1,483,500

CONSUMER ELECTRONICS

GARMIN LTD.

34,600

1,563,574

CONSUMER STAPLES

FLOWERS FOODS, INC

231,750

4,968,720

DATA PROCESS &OUTSOURC

WESTERN UNION CO

100,000

1,866,000

HAZARDOUS WASTEDISPOSA

US ECOLOGY INC

249,869

7,528,552

HEALTH CAREEQUIP/DEVIC

STRYKER CORP

105,500

7,130,745

HEALTH CARESERVICES

LANDAUER INC

20,000

1,025,000

HEALTHCAREDISTRIBUTION

PATTERSON COS INC

96,000

3,859,200

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

40,000

3,454,800

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

6,020,208

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

66,900

3,381,795

MACHINERY &EQUIPMENT

DONALDSON COMPANY

125,600

4,789,128

IDEX CORP.

120,984

7,894,206

12,683,334

OIL & GAS EXPLORATION

EOG RESOURCES, INC

39,000

6,601,920

PACKAGED GOODS

McCORMICK & CO

27,000

1,746,900

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

314,666

4,644,470

PUBLISHING

JOHN WILEY & SON

8,350

398,211

REITS ‐ DATA CENTER

DIGITAL REALTY TRUST

87,000

4,619,700

REITS ‐ DIVERSIFIED

WINTHROP REALTY TR .

232,450

2,591,817

REITS ‐ STORAGE

PUBLIC STORAGE PRF Q

50,300

1,267,560

RETAIL STORES

DESTINATION MATERNIT

7,800

248,040

ROSS STORES, INC

103,843

7,559,770

7,807,810

SEMICONDUCTORS

ALTERA CORP

61,000

2,266,760

MICROCHIP TECHNOLOGY

101,000

4,069,290

XILINX, INC

141,414

6,626,660

12,962,710

SPECIALTY CHEMICAL

SIGMA‐ALDRICH CORP.

50,000

4,265,000

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,773,460

TOYS

MATTEL, INC

155,299

6,500,816

UTILITIES/GAS

QUESTAR CORP

77,800

1,749,722

UTILITIES/WATER

AQUA AMERICA INC

198,750

4,915,087

MONEY MARKETS

INVESCO SHORT TERM TREAS

6,199,061

6,199,061

FINAL TOTALS

136,132,836

September 30, 2013

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

BANKING

HOME BANCSHARES INC

37,000

1,123,690

FIRST NBC BANK HLDG*

57,200

1,394,536

PINNACLE FINANCIAL*

26,500

789,965

FIRST FINANCIAL HLDG

13,300

733,628

4,041,819

COMMERCIALSERVICES

McGRATH RENTCORP

24,500

874,650

MTS SYSTEMS CORP

4,000

257,400

1,132,050

COMPUTER SOFTWARE & SVC

ROSETTA STONE INC*

74,000

1,201,020

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC*

5,338

2,202,832

ELECTRONIC MANUFACTURIN

FABRINET*

137,750

2,319,710

FOOD PRODUCTS

INVENTURE FOODS, INC*

31,092

326,466

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

30,800

928,004

HEALTH CARE FACILITIES

US PHYSICAL THERAPY

32,700

1,016,316

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

1,318,640

INVESTMENT MANAGEMENT

WESTWOOD HOLDINGS GR

35,487

1,705,150

LASER SYSTEMS/COMPONENT

ROFIN‐SINAR TECHNOL.*

35,050

848,560

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM*

116,000

1,306,160

PROP & CASUALTY INS

AMERISAFE, INC

35,500

1,260,605

INFINITY P&C CORP.

17,565

1,134,699

2,395,304

REITS ‐ DIVERSIFIED

PHYSICIANS REALTY TR

92,500

1,121,100

WINTHROP REALTY TR .

140,350

1,564,902

2,686,002

RETAIL ‐ AUTOMOBILE

AMERICA'S CAR‐MART*

30,250

1,364,577

RETAIL STORES

DESTINATION MATERNIT

43,950

1,397,610

GORDMANS STORES, INC*

34,000

382,500

rue21, INC.*

22,250

897,565

2,677,675

TRANSPORTATION

PATRIOT TRANSPORTATION*.

45,555

1,541,125

WHOLESALE WIRE& CABLE

HOUSTON WIRE & CABLE

85,250

1,148,317

MONEY MARKETS

INVESCO SHORT TERM TREAS

3,121,581

3,121,581

FINAL TOTALS

33,281,312

*Non-income-producing security

**  FAM Funds - 9/30/13

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$491,196,120

$51,143,243

$6,145,003

Unrealized depreciation (b)

-$1,692,783

-$1,844,132

-$256,878

Net unrealized apprec/deprec ( c)

$489,503,337

$49,299,111

$5,888,125

Aggregate cost of securities (d)

$415,596,145

$86,833,725

$27,393,186

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2013:

FAM Value Fund

Level 1

Common Stocks

$835,743,277

Temporary Investments

$  69,356,205

Total Investments in Securities

$905,099,482

FAM Equity-Income Fund

Level 1

Common Stocks

$128,666,215

Preferred Stocks

$    1,267,560

Temporary Investments

$   6,199,061

Total Investments in Securities

$136,132,836

FAM Small Cap Fund

Level 1

Common Stocks

$  30,159,730

Temporary Investments

$    3,121,581

Total Investments in Securities

$   33,281,311

During the period ended September 30, 2013 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	October 30, 2013
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	October 30, 2013

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	October 30, 2013